Subsequent Events	12 Months Ended
Dec. 31, 2018
Subsequent Events
Subsequent Events

Note 26 Subsequent Events

Management performed an evaluation of the Company’s activity as of the date these audited financial statements were issued and has concluded that there are no significant events requiring disclosure.